Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 481,313	$ 513,393
Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	98,815	108,004
Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	280,043	270,989
Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	102,455	134,400
Brasil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	269,849	314,448
Brasil [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	98,754	107,940
Brasil [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	69,944	73,502
Brasil [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	101,151	133,006
USA [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	210,056	197,439
USA [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	210,056	197,439
USA [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others jurisdictions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	1,408	1,506
Others jurisdictions [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	61	64
Others jurisdictions [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	43	48
Others jurisdictions [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 1,304	$ 1,394